INVESCO VARIABLE INVESTMENT FUNDS, INC.

                Supplement to Statement of Additional Information
                              Dated April 30, 2001
                           As Amended October 22, 2001

Effective February 7, 2002, Wendy L. Gramm has resigned as a director of INVESCO Variable Investment Funds, Inc. Effective February 12, 2002, Charles W. Brady has resigned as a director of INVESCO Variable Investment Funds, Inc.


This Supplement supersedes the Supplement filed on February 28, 2002.

The date of this Supplement is March 12, 2002.